Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VII
Entity Central Index Key	0001561785
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000122820 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Global Tactical Commodity Strategy Fund
Class Name	First Trust Global Tactical Commodity Strategy Fund
Trading Symbol	FTGC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Global Tactical Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTGC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Tactical Commodity Strategy Fund	$48	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 2,388,110,131
Holdings Count | Holding	44
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$2,388,110,131
Total number of portfolio holdings	44
Portfolio turnover rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	38.2%
U.S. Treasury Bills	23.8%
Money Market Funds	35.1%
Net Other Assets and Liabilities(1)	2.9%
Total	100.0%
FUTURES EXPOSURE (2)
(1)  Includes variation margin on futures contracts.
(2)  Futures exposure is calculated on the notional value as a percentage of total notional exposure.

C000168150 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Alternative Absolute Return Strategy ETF
Class Name	First Trust Alternative Absolute Return Strategy ETF
Trading Symbol	FAAR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Alternative Absolute Return Strategy ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alternative Absolute Return Strategy ETF	$47	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 98,354,468
Holdings Count | Holding	34
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$98,354,468
Total number of portfolio holdings	34
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	53.0%
U.S. Treasury Bills	13.2%
Money Market Funds	37.7%
Net Other Assets and Liabilities(1)	(3.9%)
Total	100.0%
FUTURES EXPOSURE (2)
(1)  Includes variation margin on futures contracts.
(2)  Futures exposure is calculated on the notional value as a percentage of total notional exposure.

[1]	Annualized.
[2]	Annualized.